SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2025
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE – UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and the VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” or “Equity loss in subsidiaries” and the respective loss as “Equity in (loss) earnings of subsidiaries” on the condensed statements of operations and comprehensive loss.

This schedule contains supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

NETCLASS TECHNOLOGY INC

PARENT COMPANY CONDENSED BALANCE SHEETS

(Expressed in U.S. dollar, except for the number of shares)

	September 30,	September 30,
	2025	2024
ASSETS
Cash	$1,252,904	$1,909
Accounts receivable, net	484,672	643,750
Investments in subsidiaries	—	752,132
Receivable from subsidiaries	3,153,103	1,933,845
Long-term prepaid expenses, net	2,671,665	—
Intangible assets, net	800,000	—
Finance lease right of use assets	1,024,000	—
TOTAL ASSETS	$9,386,344	$3,331,636

LIABILITIES
Convertible debt	1,591,910	—
Derivative liability	230,379	—
Accounts payable	$647,939	$320,000
Advance from customers	295,302	—
Accrued expenses and other liabilities	60,500	—
Due to related parties	30,455	40,455
Equity loss in subsidiaries	748,159	—
TOTAL LIABILITIES	3,604,644	360,455

SHAREHOLDERS’ EQUITY:
Ordinary shares, 200,000,000 shares authorized, consisting of 190,000,000 Class A ordinary shares of $0.00025 par value per share and 10,000,000 Class B ordinary shares of $0.00025 par value per share
Class A Ordinary shares, 18,487,030 and 13,760,000 ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively	$4,622	$3,440
Class B Ordinary shares, 2,000,000 ordinary shares issued and outstanding	500	500
Additional paid-in capital	21,960,872	4,821,992
Deferred stock compensation	(3,486,439)	—
Accumulated deficit	(12,493,199)	(1,668,617)
Accumulated other comprehensive loss	(204,656)	(186,134)
TOTAL EQUITY ATTRIBUTEABLE TO NETCLASS’ SHAREHOLDERS	5,781,700	2,971,181
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$9,386,344	$3,331,636

NETCLASS TECHNOLOGY INC

PARENT COMPANY CONDENSED

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)

	For the years Ended
	September 30,
	2025	2024	2023
Revenue	$697,651	$650,000	$—
Cost of revenues	(438,774)	(320,000)	—
Selling and marketing expenses	(487,500)	—	—
General and administrative expense	(6,813,926)	(6,461)	—
Impairment of intangible asset	(1,250,000)	—	—
Research and development expenses	(706,000)	—	—
Finance income	11,087	4	—
Finance expense	(149,179)	—	—
Bargain purchase gain	139,724	—	—
Gain on fair value change of derivative liability	33,348	—	—
Equity in (loss) earnings of subsidiaries	(1,861,013)	(1,801,356)	162,229
NET (LOSS) INCOME	(10,824,582)	(1,477,813)	162,229

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(18,522)	66,618	(29,439)
COMPREHENSIVE (LOSS) INCOME	$(10,843,104)	$(1,411,195)	$132,790

NETCLASS TECHNOLOGY INC

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the years Ended
	September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(10,824,582)	$(1,477,813)	$162,229
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss (earnings) of subsidiaries	1,861,013	1,801,356	(162,229)
Provision of allowance for doubtful accounts, net	9,078	6,250	—
Interest accrual and amortization of discount for convertible debt	149,179	—	—
Amortization of long-term prepaid expenses	326,274	—	—
Amortization of deferred stock compensation	2,091,864	—	—
Shares issued for compensation	3,063,600	—	—
Gain on fair value change of derivative liability	(33,348)	—	—
Amortization of intangible asset	250,000	—	—
Impairment of intangible asset	1,250,000	—	—
Gain on acquisition of a subsidiary	(139,724)	—	—
Amortization of finance lease right of use assets	256,000	—	—
Changes in operating assets and liabilities:
Accounts receivable	150,000	(650,000)	—
Accounts payable	327,939	320,000	—
Advance from customers	295,302	—	—
Accrued expenses and other liabilities	60,500	—	—
Long-term prepaid expenses	(2,997,939)	—	—
NET CASH USED IN OPERATING ACTIVITIES	(3,904,844)	(207)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of intangible assets	(2,300,000)	—	—
Loans to subsidiaries	(1,580,082)	—	—
Purchase a subsidiary	(17,158)	(4,494)	—
NET CASH USED IN INVESTING ACTIVITIES	(3,897,240)	(4,494)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	1,740,267	—	—
Gross proceeds from IPO	10,350,000	—	—
Payment for finance lease liability	(1,280,000)	—	—
(Repayment to) proceeds from a related party	(10,000)	40,455	—
Deferred issuance costs	(1,747,188)	(33,845)	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,053,079	6,610	—

CHANGES IN CASH	1,250,995	1,909	—
CASH AND CASH EQUIVALIENTS, BEGINNING OF YEAR	1,909	—	—
CASH AND CASH EQUIVALIENTS, END OF YEAR	$1,252,904	$1,909	$—